Advances for Vessel Under Construction and Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Advances for Vessels Under Construction and Vessels, net [Abstract]
Schedule of Vessels, net in the Accompanying Consolidated Balance Sheets
Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2023 $
1,114,247 $ (214,055)
$ 900,192
- Additions for vessel improvements 958 - 958
- Vessel disposals (46,001) 16,849 (29,152)
- Depreciation for the year
- (38,586) (38,586)
Balance, December 31, 2024 $ 1,069,204 $ (235,792) $ 833,412
- Additions for vessel improvements 183 - 183
- Vessel disposals
(23,875) 6,201 (17,674)
- Depreciation for the year
- (37,983) (37,983)
Balance, December 31, 2025 $ 1,045,512 $ (267,574) $ 777,938